Accrued expenses, accounts payable and other liabilities (Tables)	12 Months Ended
Mar. 31, 2016
Accrued expenses, accounts payable and other liabilities
Schedule of accrued expenses, accounts payable and other liabilities

	As of March 31,
	2015	2016
	(in millions of RMB)
Current:
Accrued cost of revenue and sales and marketing expenses	5,158	8,328
Accrued bonus and staff costs, including sales commission	6,377	8,210
Other deposits received in rendering services on e-commerce marketplaces	1,391	1,503
Amounts due to related companies (i)	927	1,456
Accruals for purchases of property and equipment	701	1,248
Payable to third party marketing affiliates	667	1,051
Other taxes payable (ii)	635	943
Accrued professional services expenses	302	603
Accrual for interest expense	535	571
Accrued donations	339	549
Liabilities arising from treasury management activities	776	539
Contingent and deferred consideration in relation to investments and acquisitions	329	322
Unvested share options exercised	518	321
Others	1,179	1,690

	19,834	27,334

Non-current:
Contingent and deferred consideration in relation to investments and acquisitions	1,953	1,851
Others	197	315

	2,150	2,166

(i)Amounts due to related companies primarily represent balances arising from the transactions with Ant Financial Services and its subsidiaries (Note 23). The balances are unsecured, interest free and repayable within the next twelve months.

(ii)Other taxes payable represents business tax, value-added tax and related surcharges and PRC individual income tax of employees withheld by the Company.